Schedule IV-Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums:
Direct Amount	$ 34,782	$ 38,772	$ 45,051
Assumed from other companies	6,807	9,355	8,727
Ceded to other companies	11,512	12,584	15,137
Net amount	30,077	35,543	38,641
Percentage of amount assumed to net	22.60%	26.30%	22.60%
Benefits:
Direct Amount	35,403	48,160	73,773
Assumed Policyholder benefits	4,879	9,620	6,928
Less: Reinsurance ceded and other	20,665	25,566	60,256
Net policyholder benefits	19,617	32,214	20,445
Percentage of amount assumed to net	24.90%	29.90%	33.90%
Life Insurance in Force
Life Insurance in Force
Direct amount	1,527,165	1,704,427	1,975,303
Assumed from other Companies	0	0	0
Ceded to other companies	157,762	170,494	232,377
Net amount	1,369,403	1,533,933	1,742,926
Life insurance
Premiums:
Direct Amount	5,908	7,094	9,979
Assumed from other companies	0	0	0
Ceded to other companies	961	1,337	3,195
Net amount	4,947	5,757	6,784
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct Amount	4,217	8,621	6,182
Assumed Policyholder benefits	0	0	0
Less: Reinsurance ceded and other	1,653	2,909	3,868
Net policyholder benefits	2,564	5,712	2,314
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct Amount	28,874	31,678	35,072
Assumed from other companies	6,807	9,355	8,727
Ceded to other companies	10,551	11,247	11,942
Net amount	25,130	29,786	31,857
Percentage of amount assumed to net	27.10%	31.40%	27.40%
Benefits:
Direct Amount	31,186	39,539	67,591
Assumed Policyholder benefits	4,879	9,620	6,928
Less: Reinsurance ceded and other	19,012	22,657	56,388
Net policyholder benefits	$ 17,053	$ 26,502	$ 18,131
Percentage of amount assumed to net	28.60%	36.30%	38.20%